Share capital and premium related to the share capitals (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Information

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €

Balance as of January 1, 2025	5,889	494,288	100,093,873	0.05
Allocation of prior period loss		(62,999)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	13	3	231,356
Non-cash stock-based compensation expense	-	2,258	-
Balance as of June 30, 2025	5,902	433,549	100,325,229	0.05

Balance as of January 1, 2026	5,903	437,445	100,339,441	0.05
Allocation of prior period loss	-	(69,847)	-
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares (1)	21	198	358,717
Non-cash stock-based compensation expense	-	3,952	-
Balance as of June 30, 2026	5,924	371,749	100,698,158	0.05

Capital evolution during the six-month period ended June 30, 2026

(1) During the six-month period ended June 30, 2026, 358,717 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions and exercises of stock-options.